Note 21 - Acquisition of 20% Noncontrolling Interest in m2 Lease Funds (Detail) (USD $)	11 Months Ended									0 Months Ended	4 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Aug. 27, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member] Community National Bancorporation and Community National Bank [Member]	Dec. 31, 2012 Subsequent Event [Member] Paid in Stock [Member] Community National Bancorporation and Community National Bank [Member]	Dec. 31, 2012 Subsequent Event [Member] Paid in Cash [Member] Community National Bancorporation and Community National Bank [Member]	Dec. 31, 2012 Subsequent Event [Member] Community National Bancorporation and Community National Bank [Member]	Sep. 11, 2012 Undiscounted [Member] m2 Lease Funds LLC [Member]	Aug. 27, 2012 m2 Lease Funds LLC [Member]	Dec. 31, 2012 m2 Lease Funds LLC [Member]	Sep. 11, 2012 m2 Lease Funds LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%		20.00%	20.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price								$ 20,100,000		$ 4,501,442
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			2,133,417
Business Acquisition, Cost of Acquired Entity, Cash Paid												1,653,755
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred			2,847,687						3,307,509
Fair Value Inputs, Discount Rate	6.23%									5.00%
Debt Instrument, Unamortized Discount										459,822
Accretion Expense											47,758
Other Liabilities		31,424,848		26,116,451							2,895,445
Business Acquisition, Contingent Consideration, Potential Cash Payment											195,715
Assets		2,093,730,492		1,966,610,054	287,700,000
Loans Receivable, Net		1,267,462,435		1,181,956,235	205,200,000
Deposits		1,374,114,100		1,205,457,788	247,800,000
Stockholders' Equity Attributable to Parent					$ 19,300,000
Business Acquisition Percentage of Consideration						70.00%	30.00%
Business Acquisition Shares Issued Per Share of Common Stock Owned								0.40
Business Acquisition Cash Paid Per Share of Common Stock Owned (in Dollars per share)								$ 3.00